CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Loans, including fees	$ 33,989	$ 30,462	$ 30,969
Securities:
Taxable interest	4,030	5,267	6,702
Tax-exempt interest	103	3	5
Dividends	27	46	79
Other	43	46	65
Total interest and dividend income	38,192	35,824	37,820
Interest expense:
Deposits	5,212	6,019	7,262
Federal Home Loan Bank advances	2,897	3,276	3,779
Subordinated debt and other borrowings	345	338	336
Total interest expense	8,454	9,633	11,377
Net interest income	29,738	26,191	26,443
Provision for loan losses	1,319	2,896	1,558
Net interest income after provision for loan losses	28,419	23,295	24,885
Noninterest income:
Total other-than-temporary impairment losses on securities	(8)	(239)	(1,841)
Portion of losses recognized in other comprehensive income	0	116	1,693
Net impairment losses recognized in earnings	(8)	(123)	(148)
Service fees	5,766	4,935	4,820
Wealth management fees	1,157	1,975	4,108
Increase in cash surrender value of bank-owned life insurance	400	284	289
Net (loss) gain on sale of securities	(1,155)	273	486
Mortgage banking	1,083	1,893	814
Net gain (loss) on trading securities and derivatives	205	(358)	195
Net loss on disposal of SI Trust Servicing operations	0	(698)	0
Impairment loss on long-lived assets	0	(392)	0
Net loss on disposal of equipment	0	(5)	(41)
Other	857	933	604
Total noninterest income	8,305	8,717	11,127
Noninterest expenses:
Salaries and employee benefits	17,924	15,868	16,043
Occupancy and equipment	5,971	5,480	5,838
Computer and electronic banking services	4,177	3,738	3,867
Outside professional services	1,296	1,309	1,054
Marketing and advertising	705	705	823
Supplies	459	442	467
FDIC deposit insurance and regulatory assessments	1,058	933	894
Contribution to SI Financial Group Foundation	0	0	500
Merger expenses	2,608	0	0
Other	3,479	2,178	3,106
Total noninterest expenses	37,677	30,653	32,592
(Loss) income before income tax (benefit) provision	(953)	1,359	3,420
(Loss) income tax (benefit) provision	(98)	241	1,003
Net (loss) income	$ (855)	$ 1,118	$ 2,417
(Loss) earnings per share:
Basic	$ (0.08)	$ 0.11	$ 0.24
Diluted	$ (0.08)	$ 0.11	$ 0.24